Segment Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Description of segment reporting	The Group’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has determined that it has one reportable operating segment, as the manufacturing and sales of products are viewed as an integrated business process and the allocation of resources and assessment of performance are not separately evaluated by the CODM.
Percentage of long lived assets	92.82%	94.50%